N-2 - USD ($)			3 Months Ended
		Apr. 01, 2026	Jan. 31, 2026	Oct. 31, 2025	Jul. 31, 2025	Apr. 30, 2025	Jan. 31, 2025	Oct. 31, 2024	Jul. 31, 2024	Apr. 30, 2024	Jan. 31, 2024
Cover [Abstract]
Entity Central Index Key		0001061353
Amendment Flag		false
Entity Inv Company Type		N-2
Securities Act File Number		333-292299
Investment Company Act File Number		811-08777
Document Type		N-2/A
Document Registration Statement		true
Pre-Effective Amendment		true
Pre-Effective Amendment Number		1
Post-Effective Amendment		false
Investment Company Act Registration		true
Investment Company Registration Amendment		true
Investment Company Registration Amendment Number		25
Entity Registrant Name		Credit Suisse High Yield Credit Fund
Entity Address, Address Line One		1285 Avenue of the Americas
Entity Address, City or Town		New York
Entity Address, State or Province		NY
Entity Address, Postal Zip Code		10019
City Area Code		212
Local Phone Number		325-2000
Approximate Date of Commencement of Proposed Sale to Public		From time to time after the effective date of this Registration Statement.
Dividend or Interest Reinvestment Plan Only		false
Delayed or Continuous Offering		true
Primary Shelf [Flag]		true
Effective Upon Filing, 462(e)		false
Additional Securities Effective, 413(b)		false
Effective when Declared, Section 8(c)		false
New Effective Date for Previous Filing		false
Additional Securities. 462(b)		false
No Substantive Changes, 462(c)		false
Exhibits Only, 462(d)		false
Registered Closed-End Fund [Flag]		true
Business Development Company [Flag]		false
Interval Fund [Flag]		false
Primary Shelf Qualified [Flag]		true
Entity Well-known Seasoned Issuer		No
Entity Emerging Growth Company		false
New CEF or BDC Registrant [Flag]		false
Fee Table [Abstract]
Shareholder Transaction Expenses [Table Text Block]

Shareholder Transaction Expenses
Sales Load (as a percentage of offering price) (1)	Up to 3.00%
Offering Expenses (as a percentage of offering price) (1)	0.26%
Dividend Reinvestment Plan Fees (per sale or per voluntary cash payment transaction fee)	$5.00 (2)
(1)	If the Shares are sold to or through underwriters, the Prospectus Supplement will set forth any applicable sales load, which may be lower than 3.00%, and the estimated offering expenses.

(2)
The Fund bears ongoing expenses associated with the Plan which are included in “Other Expenses.” There is no service fee payable by Plan participants for dividend reinvestments; however, shareholders are subject to other transaction costs associated with the Plan. Actual costs will vary for each participant depending on the return and number of transactions made. For Plan participants that elect to make voluntary cash purchases, Plan participants must pay a service fee of $5.00 per transaction. Plan participants will also be charged a pro rata share of the brokerage commissions for all open market purchases ($0.03 per share as of October 2025). In addition, if a Plan participant elects by written notice to the Plan administrator to have the plan administrator sell part or all of the shares held by the Plan administrator in the participant’s account and remit the proceeds to the participant, the participant will also be charged a service fee of $5.00 for each sale and brokerage commissions of $0.03 per share (as of October 2025). See “Dividend Reinvestment and Cash Purchase Plan.”

Sales Load [Percent]	[1]	3.00%
Dividend Reinvestment and Cash Purchase Fees	[2]	$ 5
Other Transaction Expenses [Abstract]
Other Transaction Expenses [Percent]	[1]	0.26%
Annual Expenses [Table Text Block]
Annual Fund Operating Expenses (as a percentage of average net assets attributable to the Fund’s common shares)
Management Fees (3)	1.32%
Interest Expense on Borrowed Funds (4)	2.06%
Other Expenses (5)	0.40%
Total Annual Operating Expenses	3.78%
(3)
See “Management of the Fund—Investment Adviser.” UBS AM (Americas) receives from the Fund, as compensation for its advisory services, a fee, computed and payable monthly at an annualized rate of 1.00% of the first $250 million of the average weekly value of the Fund’s total assets minus the sum of liabilities (other than aggregate indebtedness constituting leverage) and 0.75% of the average weekly value of the Fund’s total assets minus the sum of liabilities (other than aggregate indebtedness constituting leverage) greater than $250 million.

(4)	The Fund currently borrows under the Credit Agreement, the costs of which are borne by holders of Shares of the Fund.

(5)	“Other Expenses” are based on estimated amounts for the current fiscal year.

Management Fees [Percent]	[3]	1.32%
Interest Expenses on Borrowings [Percent]	[4]	2.06%
Other Annual Expenses [Abstract]
Other Annual Expenses [Percent]	[5]	0.40%
Total Annual Expenses [Percent]		3.78%
Expense Example [Table Text Block]
Example:
An investor would directly or indirectly pay the following expenses (including the sales load and offering expenses set out above) on a $1,000 investment, assuming a 5% annual return throughout the period:

	1 Year	3 Years	5 Years	10 Years

Total Expenses Incurred	$68	$143	$220	$420
The
above table and example are intended to assist investors in understanding the various costs and expenses directly or indirectly associated with investing in Shares of the Fund. The “Example” assumes that all dividends and other distributions are reinvested at net asset value and that the percentage amounts listed in the table above under Total Annual Operating Expenses remain the same in the years shown. The above table and example and the assumption in the example of a 5% annual return are required by regulations of the SEC that are applicable to all investment companies; the assumed 5% annual return is not a prediction of, and does not represent, the projected or actual performance of the Fund’s Shares. For more complete descriptions of certain of the Fund’s costs and expenses, see “Management of the Fund” and “Expenses.” In addition, while the example assumes reinvestment of all dividends and distributions at NAV, participants in the Fund’s dividend reinvestment and cash purchase plan may receive Shares purchased or issued at a price or value different from NAV. See “Dividends and Distributions; Dividend Reinvestment and Cash Purchase Plan.”
The example should not be considered a representation of past or future expenses, and the Fund’s actual expenses may be greater than or less than those shown. Moreover, the Fund’s actual rate of return may be greater or less than the hypothetical 5% return shown in the example.

Expense Example, Year 01		$ 68
Expense Example, Years 1 to 3		143
Expense Example, Years 1 to 5		220
Expense Example, Years 1 to 10		$ 420
Basis of Transaction Fees, Note [Text Block]		as a percentage of offering price
Other Expenses, Note [Text Block]		“Other Expenses” are based on estimated amounts for the current fiscal year.
Management Fee not based on Net Assets, Note [Text Block]		See “Management of the Fund—Investment Adviser.” UBS AM (Americas) receives from the Fund, as compensation for its advisory services, a fee, computed and payable monthly at an annualized rate of 1.00% of the first $250 million of the average weekly value of the Fund’s total assets minus the sum of liabilities (other than aggregate indebtedness constituting leverage) and 0.75% of the average weekly value of the Fund’s total assets minus the sum of liabilities (other than aggregate indebtedness constituting leverage) greater than $250 million.
General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]
Investment Objectives and Principal Investment Policies
For a discussion of the Fund’s investment objectives and principal investment policies, please refer to the section of the Fund’s most recent annual report on Form N-CSR for the fiscal year ended October 31, 2025 filed on January 9, 2026 entitled “Fund Summary—Investment Objective and Policies”, which is incorporated by reference herein.
Effective September 15, 2025, the Fund changed its 80% investment policy. Under the Fund’s new 80% investment policy, under normal circumstances, the Fund will invest at least 80% of its net assets, plus any borrowings for investment purposes, in investments rated below investment grade quality. Such investments rated below investment grade quality include bonds, debentures, notes, senior loans (sometimes referred to as bank loans), convertible debt obligations, secured floating rate loans, loan participations and assignments, and collateralized debt obligations, including collateralized loan obligations. The investments rated below investment grade quality acquired by the Fund will generally be in the lower rating categories of the major rating agencies (lower than Baa by Moody’s Investors Service, Inc. (“Moody’s”) or lower than BBB by S&P Global Ratings (“S&P”), a division of S&P Global Inc., or comparably rated by another nationally recognized rating agency), or in unrated investments that UBS AM (Americas) determines to be of comparable quality. The Fund’s investments in derivatives will be counted toward the Fund’s 80% policy to the extent that they provide investment exposure to the investments included within that policy or to one or more market risk factors associated with such investments.
Principal Portfolio Contents and Techniques
The Fund’s portfolio will be composed principally of the following investments. Additional information with respect to the Fund’s investment policies and certain of the Fund’s portfolio investments is contained in the SAI. There is no guarantee the Fund will buy all of the types of securities or use all of the investment techniques that are described herein and in the SAI.
Lower-Rated Securities
. Lower-rated securities are securities rated below investment grade quality (lower than Baa by Moody’s or lower than BBB by S&P or comparably rated by another rating agency). Such securities are considered to have speculative elements, with higher vulnerability to default than corporate securities with higher ratings. See “Appendix A — Description of Ratings” in the SAI for additional information concerning rating categories of Moody’s and S&P. Subsequent to its purchase by the Fund, an issue of securities may cease to be rated or its rating may be reduced below the minimum required for purchase by the Fund. Neither event will require sale of such securities by the Fund, although UBS AM (Americas) will consider such event in its determination of whether the Fund should continue to hold the securities.
Lower-rated securities, though high yielding, are characterized by high risk.
Bond prices generally are inversely related to interest rate changes; however, bond price volatility also is inversely related to coupon. Accordingly, lower-rated securities may be relatively less sensitive to interest rate changes than higher quality securities of comparable maturity, because of their higher coupon. This higher coupon is what the investor receives in return for bearing greater credit risk. The higher credit risk associated with lower-rated securities potentially will have a greater effect on the value of such securities than may be the case with higher quality issues of comparable maturity, and will be a substantial factor in the Fund’s relative Share price volatility.
The ratings of Moody’s, S&P and the other rating agencies represent their opinions as to the quality of the obligations which they undertake to rate. Ratings are relative and subjective and, although ratings may be useful in evaluating the safety of interest and principal payments, they do not evaluate the market value risk of such obligations. Although these ratings may be an initial criterion for selection of portfolio investments, UBS AM (Americas) also will evaluate these securities and the ability of the issuers of such securities to pay interest and principal. To the extent that the Fund invests in lower-rated securities that have not been rated by a rating agency, the Fund’s ability to achieve its investment objectives will be more dependent on UBS AM (Americas)’s credit analysis than would be the case when the Fund invests in rated securities.

The Fund may also invest in zero coupon,
pay-in-kind
or deferred payment lower grade securities. Zero coupon securities are securities that are sold at a discount to par value and on which interest payments are not made during the life of the security. Upon maturity, the holder is entitled to receive the par value of the security. While interest payments are not made on such securities, holders of such securities are deemed annually to have received “phantom income.” Because the Fund will distribute this “phantom income” to shareholders, to the extent that shareholders elect to receive dividends in cash rather than reinvesting such dividends in additional Shares, the Fund will have fewer assets with which to purchase income-producing securities. The Fund accrues income with respect to these securities prior to the receipt of cash payments.
Pay-in-kind
securities are securities that have interest payable by delivery of additional securities. Upon maturity, the holder is entitled to receive the aggregate par value of the securities. Deferred payment securities are securities that remain zero coupon securities until a predetermined date, at which time the stated coupon rate becomes effective and interest becomes payable at regular intervals. Zero coupon, pay-in-kind
and deferred payment securities are subject to greater fluctuation in value and may have less liquidity in the event of adverse market conditions than comparably rated securities paying cash interest at regular interest payment periods.
Convertible Securities
. Convertible securities may be converted at either a stated price or stated rate into underlying shares of common stock. Convertible securities have characteristics similar to both fixed income and equity securities. Convertible securities generally are subordinated to other similar but non-convertible
securities of the same issuer, although convertible bonds, as corporate debt obligations, enjoy seniority in right of payment to all equity securities, and convertible preferred stock is senior to shares of common stock of the same issuer. Because of the subordination feature, however, convertible securities typically have lower ratings than similar non-convertible
securities.
Although to a lesser extent than with fixed income securities, the market value of convertible securities tends to decline as interest rates increase and, conversely, tends to increase as interest rates decline. In addition, because of the conversion feature, the market value of convertible securities tends to vary with fluctuations in the market value of the underlying common stock. As the market price of the underlying common stock declines, convertible securities tend to trade increasingly on a yield basis, and so may not experience market value declines to the same extent as the underlying common stock. When the market price of the underlying common stock increases, the prices of the convertible securities tend to rise as a reflection of the value of the underlying common stock. While no securities investments are without risk, investments in convertible securities generally entail less risk than investments in common stock of the same issuer.
Convertible securities provide for a stable stream of income with generally higher yields than common stock and offer the potential for capital appreciation through the conversion feature, which enables the holder to benefit from increases in the market price of the underlying common stock. In return, however, convertible securities generally offer lower interest or dividend yields than non-convertible
securities of similar quality.
Preferred Stock.

Preferred stock represents a share of ownership in a company. Generally, preferred stock has a specified dividend and ranks after bonds but before common stock on its claim on a company’s income for dividend payments and on a company’s assets should the company’s assets be liquidated. While most preferred stocks pay a dividend, the Fund may purchase preferred stock where the issuer has failed to pay, or is in danger of failing to pay, the dividends on such preferred stock, or may purchase preferred stock that pays a dividend in kind.
Variable and Floating Rate Securities.

Variable and floating rate securities provide for a periodic adjustment in the interest rate paid on the obligations. The terms of such obligations must provide that interest rates are adjusted periodically based upon an interest rate adjustment index as provided in the respective obligations. The adjustment intervals may be regular, and range from daily up to annually, or may be event based, such as based on a change in the prime rate.
The Fund may invest in floating rate debt instruments (“floaters”). The interest rate on a floater is a variable rate which is tied to another interest rate, such as a money-market index or Treasury Bill rate. The interest rate on a floater resets periodically, typically every six months. Because of the interest rate reset feature, floaters provide the Fund with a certain degree of protection against rises in interest rates, although the Fund will participate in any declines in interest rates as well. The Fund also may invest in inverse floating rate debt instruments (“inverse floaters”). The interest rate on an inverse floater resets in the opposite direction from the market rate of interest to which the inverse floater is indexed or inversely to a multiple of the applicable index. An inverse floating rate security may exhibit greater price volatility than a fixed rate obligation of similar credit quality.
Senior Loans
. “Senior Loans” are loans, including purchases of loans or portions of loans via assignment from third parties, and loan participations (collectively, “Loans”) that are senior secured floating rate Loans. Senior Loans are made to corporations and other non-governmental
entities and issuers. Senior Loans typically hold the most senior position in the capital structure of the issuing entity, are typically secured with specific collateral and typically have a claim on the assets and/or stock of the borrower that is senior to that held by subordinated debt holders and stockholders of the borrower. Collateral may include equity in a borrower’s operating companies or other tangible and intangible assets. The proceeds of Senior Loans primarily are used to finance leveraged buyouts, recapitalizations, mergers, acquisitions, stock repurchases, dividends, and, to a lesser extent, to finance internal growth and for other corporate purposes. Senior Loans typically have rates of interest that are determined daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium or credit spread. Base lending rates in common usage today are primarily Secured Overnight Financing Rate (“SOFR”), and secondarily the prime rate offered by one or more major U.S. banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.
A Loan in which the Fund may invest typically is originated, negotiated and structured by a syndicate of lenders
(“Co-Lenders”)
consisting of commercial banks, thrift institutions, insurance companies, finance companies, investment banking firms, securities brokerage houses or other financial institutions or institutional investors, one or more of which administers the loan on behalf of the syndicate. Senior Loans that are issued by lenders that are banks are commonly referred to as “bank loans.”
Co-Lenders
may sell Senior Loans to third parties (“Participants”). The Fund invests in a Senior Loan either by participating in the primary distribution as a
Co-Lender
at the time the loan is originated or by buying an assignment or participation interest in the Senior Loan in the secondary market from a
Co-Lender
or a Participant. Loans in which the Fund invests may include “covenant-lite” loans.
The Fund may invest in a Senior Loan at origination as a
Co-Lender
or by acquiring an assignment or participation interest in the secondary market from a
Co-Lender
or Participant. If the Fund purchases an assignment, the Fund typically accepts all of the rights of the assigning lender in a Senior Loan, including the right to receive payments of principal and interest and other amounts directly from the borrower and to enforce its rights as a lender directly against the borrower and assumes all of the obligations of the assigning lender, including any obligations to make future advances to the borrower. As a result, therefore, the Fund has the status of a
Co-Lender.
In some cases, the rights and obligations acquired by a purchaser of an assignment may differ from, and may be more limited than, the rights and obligations of the assigning lender. The Fund also may purchase a participation in a portion of the rights of a
Co-Lender
or Participant in a Senior Loan by means of a participation agreement. A participation is similar to an assignment in that the
Co-Lender
or Participant transfers to the Fund all or a portion of an interest in a senior loan. Unlike an assignment, however, a participation does not establish any direct relationship between the Fund and the borrower. In such a case, the Fund is required to rely on the
Co-Lender
or Participant that sold the participation not only for the enforcement of the Fund’s rights against the borrower but also for the receipt and processing of payments due to the Fund under the Senior Loans.
Affiliates of UBS AM (Americas) may participate in the primary and secondary market for loans. Because of limitations imposed by applicable law, the presence of UBS AM (Americas)’s affiliates in the loans market may restrict the Fund’s ability to acquire some loans or affect the timing or price of such acquisitions.
The Fund may receive and/or pay certain fees in connection with its lending activities. These fees are in addition to interest payments received and may include facility fees, commitment fees, amendment and waiver fees, commissions and prepayment fees. In certain circumstances, the Fund may receive a prepayment fee on the prepayment of a Senior Loan by a borrower.
In certain circumstances, Loans may be deemed not to be securities, and in such circumstances, in the event of fraud or misrepresentation by a Borrower or an arranger, Lenders and purchasers of interests in such Loans, such as the Fund, will not have the protection of the anti-fraud provisions of the federal securities laws, as would be the case for bonds or stocks. Instead, in such cases, Lenders generally rely on the contractual provisions in the Loan agreement itself, and common-law
fraud protections under applicable state law.

Second Lien and Other Secured Loans
. “Second Lien Loans” are “second lien” secured floating rate Loans made by public and private corporations and other non-governmental
entities and issuers for a variety of purposes. Second Lien Loans are second in right of payment to one or more Senior Loans of the related borrower. Second Lien Loans typically are secured by a second priority security interest or lien to or on specified collateral securing the borrower’s obligation under the Loan and typically have similar protections and rights as Senior Loans. Second Lien Loans are not (and by their terms cannot become) subordinated in right of payment to any obligation of the related borrower other than Senior Loans of such borrower. Second Lien Loans, like Senior Loans, typically have adjustable floating rate interest payments. Because Second Lien Loans are second to Senior Loans, they present a greater degree of investment risk but often pay interest at higher rates reflecting this additional risk.
The Fund may also invest in secured Loans other than Senior Loans and Second Lien Loans. Such secured Loans are made by public and private corporations and other non-governmental
entities and issuers for a variety of purposes, and may rank lower in right of payment to one or more Senior Loans and Second Lien Loans of the borrower. Such secured Loans typically are secured by a lower priority security interest or lien to or on specified collateral securing the borrower’s obligation under the Loan, and typically have more subordinated protections and rights than Senior Loans and Second Lien Loans. Secured Loans may become subordinated in right of payment to more senior obligations of the borrower issued in the future. Such secured Loans may have fixed or adjustable floating rate interest payments. Because other secured Loans rank in payment order behind Senior Loans and Second Lien Loans, they present a greater degree of investment risk but often pay interest at higher rates reflecting this additional risk.
Second Lien Loans and other secured Loans generally are of below investment grade quality. Other than their subordinated status, Second Lien Loans and other secured Loans have many characteristics similar to Senior Loans discussed above. As in the case of Senior Loans, the Fund may purchase interests in Second Lien Loans and other secured Loans through assignments or participations.
Collateralized Debt Obligations.
The Fund may invest in collateralized debt obligations (“CDOs”), which include collateralized bond obligations (“CBOs”), collateralized loan obligations (“CLOs”) and other similarly structured securities. CDOs are types of asset-backed securities. A CBO is ordinarily issued by a fund or other special purpose entity (“SPE”) and is typically backed by a diversified pool of fixed income securities (which may include high risk, below investment grade securities) held by such issuer. A CLO is ordinarily issued by a trust or other SPE and is typically collateralized by a pool of loans, which may include, among others, domestic and
non-U.S.
senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans, held by such issuer. Although certain CDOs may benefit from credit enhancement in the form of a senior-subordinate structure, over-collateralization or bond insurance, such enhancement may not always be present, and may fail to protect the Fund against the risk of loss on default of the collateral. Certain CDO issuers may use derivatives contracts to create “synthetic” exposure to assets rather than holding such assets directly, which entails the risks of derivative instruments described elsewhere in this Prospectus. CDOs may charge management fees and administrative expenses, which are in addition to those of the Fund.
For both CBOs and CLOs, the cash flows from the SPE are split into two or more portions, called tranches, varying in risk and yield. The riskiest portion is the “equity” tranche, which bears the first loss from defaults from the bonds or loans in the SPE and serves to protect the other, more senior tranches from default (though such protection is not complete). Since it is partially protected from defaults, a senior tranche from a CBO or CLO typically has higher ratings and lower yields than its underlying securities, and may be rated investment grade. Despite the protection from the equity tranche, CBO or CLO senior tranches can experience substantial losses due to actual defaults, downgrades of the underlying collateral by rating agencies, forced liquidation of the collateral pool due to a failure of coverage tests, increased sensitivity to defaults due to collateral default and disappearance of protecting tranches, market anticipation of defaults as well as investor aversion to CBO or CLO securities as a class. Interest on certain tranches of a CDO may be paid in kind or deferred and capitalized (paid in the form of obligations of the same type rather than cash), which involves continued exposure to default risk with respect to such payments. The Fund may invest in both equity and senior tranches of CBOs and CLOs.
Credit Default Swap Agreements
. The “buyer” in a credit default swap is obligated to pay the “seller” an upfront payment or a periodic stream of payments over the term of the agreement, provided that no credit event on an underlying reference obligation has occurred. If a credit event occurs, the seller must pay the buyer the full notional value, or “par value,” of the reference obligation in exchange for the reference obligation. As a result of counterparty risk, certain credit default swap agreements may involve greater risks than if the Fund had invested in the reference obligation directly.
If the Fund is a buyer and no credit event occurs, the cost to the Fund is the premium paid with respect to the agreement. If a credit event occurs, however, the Fund may elect to receive the full notional value of the swap in exchange for an equal face amount of deliverable obligations of the reference entity that may have little or no value. On the other hand, the value of any deliverable obligations paid by the Fund to the seller, coupled with the up front or periodic payments previously received by the seller, may be less than the full notional value the seller pays to the Fund, resulting in a loss of value to the Fund.
If the Fund is a seller and no credit event occurs, the Fund would generally receive an upfront payment or a fixed rate of income throughout the term of the swap, which typically is between six months and three years. If a credit event occurs, however, generally the Fund would have to pay the buyer the full notional value of the swap in exchange for an equal face amount of deliverable obligations of the reference entity that may have little or no value. When the Fund acts as a seller of a credit default swap agreement it is exposed to speculative exposure risk since, if a credit event occurs, the Fund may be required to pay the buyer the full notional value of the contract net of any amounts owed by the buyer related to its delivery of deliverable obligations of the reference entity. As a result, the Fund bears the entire risk of loss due to a decline in value of a referenced security on a credit default swap it has sold if there is a credit event with respect to the security. The Fund bears the same risk as a buyer of fixed income securities directly. The Fund will sell a credit derivative only with respect to securities in which it would be authorized to invest.
Certain credit default swap agreements may not have liquidity beyond the counterparty to the agreement and may be considered illiquid. Other credit default swap agreements, however, may be considered liquid. Moreover, the Fund bears the risk of loss of the amount expected to be received under a credit default swap agreement in the event of the default or bankruptcy of the counterparty. The Fund will enter into swap agreements as a buyer only with counterparties that are deemed creditworthy by the adviser. Credit default swap agreements are generally valued at a price at which the counterparty to such agreement would terminate the agreement. As the seller of a credit default swap, the Fund would be subject to investment exposure on the notional amount of the swap. Accordingly, the Fund will segregate liquid investments in an amount equal to the aggregate market value of the credit default swaps of which it is the seller, marked to market on a daily basis.
When the Fund buys or sells a credit derivative, the underlying issuer(s) or obligor(s) to the transaction will be treated as an issuer for purposes of complying with the Fund’s issuer diversification and industry concentration policies, absent regulatory guidance to the contrary. The Fund may, but is not required to, use credit swaps or any other credit derivative. There is no assurance that credit derivatives will be available at any time or, if used, that the derivatives will be used successfully.
Defensive Strategies
. There may be times when, in UBS AM (Americas)’s judgment, conditions in the securities markets would make pursuing the Fund’s basic investment strategy inconsistent with the best interests of its shareholders. At such times, UBS AM (Americas) may employ alternative strategies to reduce fluctuations in the value of the portfolio. In implementing these defensive strategies, the Fund may temporarily shift its portfolio emphasis to higher rated securities, hedge currency risks, reduce or suspend its option writing activities or generally reduce the average maturity of its holdings. Under unusual market conditions, the Fund could invest for temporary defensive purposes up to 100% of its total assets in cash or money market instruments. Such money market instruments include short-term obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities, domestic, foreign and
non-U.S.
dollar denominated commercial paper, domestic and foreign certificates of deposit, domestic and foreign bankers’ acceptances and other bank obligations. The Fund may also hold a portion of its assets in cash or money market instruments for liquidity purposes. It is impossible to predict when, or for how long, such alternative strategies will be utilized. To the extent that the Fund employs these temporary defensive strategies, it may not achieve its investment objective.
Money Market Instruments
. The Fund may invest in the following types of money market instruments:

Bank Obligations
. The Fund may purchase certificates of deposit, time deposits, bankers’ acceptances and other short-term obligations issued by domestic banks, foreign subsidiaries or foreign branches of domestic banks, domestic and foreign branches of foreign banks, domestic savings and loan associations and other banking institutions. With respect to such securities issued by foreign subsidiaries or foreign branches of domestic banks, and domestic and foreign branches of foreign banks, the Fund may be subject to additional investment risks.
Certificates of deposit are negotiable certificates evidencing the obligation of a bank to repay funds deposited with it for a specified period of time.
Time deposits are
non-negotiable
deposits maintained in a banking institution for a specified period of time (in no event longer than seven days) at a stated interest rate.
Bankers’ acceptances are credit instruments evidencing the obligation of a bank to pay a draft drawn on it by a customer. These instruments reflect the obligation both of the bank and the drawer to pay the face amount of the instrument upon maturity. The other short-term obligations may include uninsured, direct obligations bearing fixed, floating or variable interest rates.
Commercial Paper
. Commercial paper consists of short-term, unsecured promissory notes issued to finance short-term credit needs. The commercial paper purchased by the Fund will consist only of direct obligations which, at the time of their purchase, are (a) rated not lower than
Prime-1
by Moody’s or
A-1
by S&P, (b) issued by companies having an outstanding unsecured debt issue currently rated at least A3 by Moody’s or
A-
by S&P, or (c) if unrated, determined by UBS AM (Americas) to be of comparable quality to those rated obligations which may be purchased by the Fund.
Other Short-Term Corporate Obligations
. These instruments include variable amount master demand notes, which are obligations that permit the Fund to invest fluctuating amounts at varying rates of interest pursuant to direct arrangements between the Fund, as lender, and the borrower. These notes permit daily changes in the amounts borrowed. Because these obligations are direct lending arrangements between the lender and borrower, it is not contemplated that such instruments generally will be traded, and there generally is no established secondary market for these obligations, although they are redeemable at face value, plus accrued interest, at any time. Accordingly, where these obligations are not secured by letters of credit or other credit support arrangements, the Fund’s right to redeem is dependent on the ability of the borrower to pay principal and interest on demand. Such obligations frequently are not rated by credit rating agencies, and the Fund may invest in them only if at the time of an investment UBS AM (Americas) determines that such investment is of comparable quality to those rated obligations which may be purchased by the Fund.
Portfolio Turnover and Short-Term Trading
. UBS AM (Americas) will buy and sell securities for the Fund to accomplish its investment objective. The investment policies of the Fund may lead to frequent changes in investments, particularly in periods of rapidly fluctuating interest or currency exchange rates. Investments may also be traded to take advantage of perceived short-term disparities in market values or yields among securities of comparable quality and maturity. From time to time, consistent with its investment objective, the Fund may also trade securities for the purpose of seeking short-term profits to take advantage of short-term opportunities during periods of fluctuating markets. Securities may be sold in anticipation of a market decline or bought in anticipation of a market rise.
Restricted and Illiquid Securities
. The Fund currently invests in securities that are not readily marketable. These include securities which are not registered under the Securities Act of 1933, as amended (the “Securities Act”), and not publicly traded.
Non-Principal
Portfolio Contents and Techniques
Equity Securities.
 To a limited extent, incidental to and in connection with its investment activities or pursuant to a convertible feature in a security, the Fund may acquire warrants and other equity securities. The Fund may also acquire other equity securities of a borrower or issuer in connection with an amendment, waiver, conversion or exchange of a Senior Loan or other debt security or in connection with a bankruptcy or workout of the borrower or issuer. The Fund can invest in equities incidental to or in connection with debt investments and can otherwise also invest in equities but in no case will the Fund’s total investments in equities exceed 10% of its net assets.

Foreign Currency Exchange Transactions
. The Fund may (but is not required to) engage in foreign currency exchange transactions to hedge against fluctuations in future exchange rates.

Risk Factors [Table Text Block]
RISKS AND SPECIAL CONSIDERATIONS
An investment in the Shares of the Fund involves a high degree of risk. You should carefully consider the following risk factors in addition to the other information set forth in this Prospectus.
Principal and General Risks
For a discussion of the principal and general risks of investing in the Fund, please refer to the section of the Fund’s most recent annual report on Form N-CSR for the fiscal year ended October 31, 2025 filed on January 9, 2026 entitled “Fund Summary—Risk Factors”, which is incorporated by reference herein.
In addition, the Fund is subject to the following risks:
Reference Rate Replacement Risk
The Fund may be exposed to financial instruments that recently transitioned from, or continue to be tied to, the London Interbank Offered Rate (“LIBOR”) to determine payment obligations, financing terms, hedging strategies or investment value.
The United Kingdom’s Financial Conduct Authority (“FCA”), which regulates LIBOR, has ceased publishing all LIBOR settings. In April 2023, however, the FCA announced that some USD LIBOR settings would continue to be published under a synthetic methodology until September 30, 2024 for certain legacy contracts. After September 30, 2024, the remaining synthetic LIBOR settings ceased to be published, and all LIBOR settings have permanently ceased. The Secured Overnight Financing Rate (“SOFR”) is a broad measure of the cost of borrowing cash overnight collateralized by U.S. Treasury securities in the repurchase agreement (“repo”) market and has been used increasingly on a voluntary basis in new instruments and transactions. Under U.S. regulations that implement a statutory fallback mechanism to replace LIBOR, benchmark rates based on SOFR have replaced LIBOR in certain financial contracts.
Neither the effect of the LIBOR transition process nor its ultimate success can yet be known. While some existing LIBOR-based instruments may contemplate a scenario where LIBOR is no longer available by providing for an alternative rate-setting methodology, there may be significant uncertainty regarding the effectiveness of any such alternative methodologies to replicate LIBOR. Not all existing LIBOR-based instruments may have alternative rate-setting provisions and there remains uncertainty regarding the willingness and ability of issuers to add alternative rate-setting provisions in certain existing instruments. Parties to contracts, securities or other instruments using LIBOR may disagree on transition rates or the application of transition regulation, potentially resulting in uncertainty of performance and the possibility of litigation. The Fund may have instruments linked to other interbank offered rates that may also cease to be published in the future.
Special Risks for Holders of Rights
There is a risk that performance of the Fund may result in the Shares purchasable upon exercise of the rights being less attractive to investors at the conclusion of the subscription period. This may reduce or eliminate the value of the rights. Investors who receive rights may find that there is no market to sell rights they do not wish to exercise. If investors exercise only a portion of the rights, Shares may trade at less favorable prices than larger offerings for similar securities.
For additional information about the risks that may be associated with an investment in the Fund, see “Other Investment Practices” in the SAI.

Effects of Leverage [Text Block]
Effects of Leverage
Assuming that leverage will represent approximately 30% of the Fund’s total
assets (including the proceeds of such leverage) and that the Fund will bear expenses relating to that leverage at an average annual rate of 5.273%, the income generated by the Fund’s portfolio (net of estimated expenses) must exceed $5,009,350 in order to cover the expenses specifically related to the Fund’s use of leverage. Of course, these numbers are merely estimates used for illustration. Actual leverage expenses will vary frequently and may be significantly higher or lower than the rate estimated above.
The following table is furnished in response to requirements of the SEC. It is designed to illustrate the effect of leverage on total returns from an investment in the Shares, assuming investment portfolio total returns (comprised of income and changes in the value of securities held in the Fund’s portfolio) of (10)%, (5)%, 0%, 5% and 10%. These assumed investment portfolio returns are hypothetical figures and are not necessarily indicative of the investment portfolio returns experienced or expected to be experienced by the Fund. See “Risks and Special Considerations.” The table further reflects the use of leverage representing 30% of the Fund’s total assets (including the proceeds of such leverage) and the Fund’s currently projected annual leverage expense of 5.27%.

Assumed Portfolio Total Return (Net of Expenses)	(10.00)%	(5.00)%	0.00%	5.00%	10.00%
Corresponding Common Share Total Return	(16.55)%	(9.40)%	(2.26)%	4.88%	12.03%
The corresponding total return to stockholders is composed of two elements
: the common share dividends paid by the Fund (the amount of which is largely determined by the net investment income of the Fund) and gains or losses on the value of the securities the Fund owns. As required by SEC rules, the table assumes that the Fund is more likely to suffer capital losses than to enjoy capital appreciation. For example, to assume a total return of 0% the Fund must assume that the interest it receives on its investments is entirely offset by losses in the value of those securities.

Effects of Leverage [Table Text Block]	The table further reflects the use of leverage representing 30% of the Fund’s total assets (including the proceeds of such leverage) and the Fund’s currently projected annual leverage expense of 5.27%.

Assumed Portfolio Total Return (Net of Expenses)	(10.00)%	(5.00)%	0.00%	5.00%	10.00%
Corresponding Common Share Total Return	(16.55)%	(9.40)%	(2.26)%	4.88%	12.03%

Return at Minus Ten [Percent]		(16.55%)
Return at Minus Five [Percent]		(9.40%)
Return at Zero [Percent]		(2.26%)
Return at Plus Five [Percent]		4.88%
Return at Plus Ten [Percent]		12.03%
Share Price [Table Text Block]
The Fund’s Shares are listed and traded on the NYSE American. The average weekly trading volume of the Shares on the NYSE American during the twelve months ended October 31, 2025 was 2,604,815 shares. The following table shows for the quarters indicated: (1) the high and low sale price of the Shares at the close of trading on the NYSE American; (2) the high and low NAV per Share; and (3) the high and low premium or discount to NAV at which the Fund’s Shares were trading at the close of trading (as a percentage of NAV).

	Price		Net Asset Value		Premium/(Discount) To Net Asset Value

Fiscal Quarter Ended	High	Low	High	Low	High	Low

January 31, 2024	$2.02	$1.82	$2.19	$2.03	-5.31%	-10.60%
April 30, 2024	$2.06	$1.94	$2.20	$2.15	-5.50%	-11.01%
July 31, 2024	$2.10	$2.01	$2.21	$2.16	-4.98%	-7.37%
October 31, 2024	$2.27	$2.02	$2.24	$2.19	1.34%	-7.72%
January 31, 2025	$2.23	$2.10	$2.23	$2.19	0.91%	-4.52%
April 30, 2025	$2.18	$1.90	$2.22	$2.08	-0.46%	-8.65%
July 31, 2025	$2.15	$2.03	$2.19	$2.14	-1.38%	-5.14%
October 31, 2025	$2.13	$2.03	$2.18	$2.13	-1.40%	-4.69%
January 31, 2026	$2.08	$1.99	$2.14	$2.09	-2.35%	-5.69%
On March 27, 2026, the per Share net asset value was $1.99 and the per Share market price was $1.84, representing a 7.54% discount over such net asset value.

Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Capital Stock [Table Text Block]
DESCRIPTION OF SHARES
General
The Fund is authorized to issue an unlimited number of Shares. Each Share has one vote and, when issued and paid for in accordance with the terms of the offer, will be fully paid and non-assessable.
Shares of one class have equal rights as to dividends and in liquidation. Shares have no preemptive, subscription or conversion rights and are freely transferable. The Trustees shall have the power, as frequently as they may determine, to cause each shareholder to pay directly, in advance or arrears, for charges of distribution, of the custodian or transfer, shareholder servicing or similar agent, a pro rata amount as defined from time to time by the Trustees, by setting off such charges due from such shareholder from declared but unpaid dividends or distributions owed such shareholder and/or by reducing the number of shares in the account of such shareholder by that number of full and/or fractional shares which represents the outstanding amount of such charges due from such shareholder. The Fund will send annual and semi-annual financial statements to all its Shareholders.
Offerings of Shares, if made, will require approval of the Board. The Board is authorized, however, to classify and reclassify any unissued shares into one or more additional or other classes or series as may be established from time to time by setting or changing in any one or more respects the designations, preferences, conversion or other rights, voting powers, restrictions, limitations as to dividends, qualifications or terms or conditions of redemption of such shares and pursuant to such classification or reclassification to increase or decrease the number of authorized shares of any existing class or series. The Fund may reclassify and offer unissued shares as preferred stock subject to the limitations of the 1940 Act. Any additional offering will not be made at a price per Share below the then current net asset value (exclusive of underwriting discounts and commissions) except in connection with an offering to existing shareholders or with the consent of a majority of the Fund’s outstanding Shares.
Common Shares
The Fund’s common shares are publicly held and are listed and traded on the NYSE American under the symbol “DHY.”
As of March 27, 2026, the net asset value per Share of the Fund was $1.99 and on that date the closing price per Share on the NYSE American was $1.84, meaning the Fund’s Shares were trading at a 7.54% discount to the Fund’s net asset value per Share.
In the past, the Shares have traded at both a premium and at a discount in relation to NAV. The Fund cannot determine the reasons why the Fund’s Shares trade at a premium to or discount from net asset value, nor can the Fund predict whether its Shares will trade in the future at a premium to or discount from net asset value, or the level of any premium or discount. Shares of closed-end
investment companies frequently trade at a discount from net asset value.

Security Title [Text Block]		Common Shares
Security Dividends [Text Block]		The Board is authorized, however, to classify and reclassify any unissued shares into one or more additional or other classes or series as may be established from time to time by setting or changing in any one or more respects the designations, preferences, conversion or other rights, voting powers, restrictions, limitations as to dividends, qualifications or terms or conditions of redemption of such shares and pursuant to such classification or reclassification to increase or decrease the number of authorized shares of any existing class or series. The Fund may reclassify and offer unissued shares as preferred stock subject to the limitations of the 1940 Act.
Security Voting Rights [Text Block]		The Board is authorized, however, to classify and reclassify any unissued shares into one or more additional or other classes or series as may be established from time to time by setting or changing in any one or more respects the designations, preferences, conversion or other rights, voting powers, restrictions, limitations as to dividends, qualifications or terms or conditions of redemption of such shares and pursuant to such classification or reclassification to increase or decrease the number of authorized shares of any existing class or series. The Fund may reclassify and offer unissued shares as preferred stock subject to the limitations of the 1940 Act.
Security Liquidation Rights [Text Block]	The Fund is authorized to issue an unlimited number of Shares. Each Share has one vote and, when issued and paid for in accordance with the terms of the offer, will be fully paid and non-assessable.
Shares of one class have equal rights as to dividends and in liquidation. Shares have no preemptive, subscription or conversion rights and are freely transferable. The Trustees shall have the power, as frequently as they may determine, to cause each shareholder to pay directly, in advance or arrears, for charges of distribution, of the custodian or transfer, shareholder servicing or similar agent, a pro rata amount as defined from time to time by the Trustees, by setting off such charges due from such shareholder from declared but unpaid dividends or distributions owed such shareholder and/or by reducing the number of shares in the account of such shareholder by that number of full and/or fractional shares which represents the outstanding amount of such charges due from such shareholder. The Fund will send annual and semi-annual financial statements to all its Shareholders.
Long Term Debt, Dividends and Covenants [Text Block]
The Credit Agreement contains customary covenant, negative covenant and default provisions, including covenants that limit the Fund’s ability to incur additional debt or consolidate or merge into or with any person, other than as permitted, or sell, lease or otherwise transfer, directly or indirectly, all or substantially all of its assets. In addition, the Fund agreed not to purchase assets not contemplated by the investment policies and restrictions in effect when the Credit Agreement became effective. Furthermore, the Fund may not incur additional debt from any other party, except for in limited circumstances (e.g., in the ordinary course of business). Such restrictions shall apply only so long as the Credit Agreement remains in effect.

Outstanding Securities [Table Text Block]
The Fund was organized as a trust under the laws of the State of Delaware on April 24, 1998, and it is registered under the 1940 Act. The Fund has been engaged in business as a diversified, closed-end
management investment company since July 28, 1998, when it completed an initial public offering of common shares of beneficial interest, par value $0.001 per share. Effective September 15, 2025, the Fund changed its name from “Credit Suisse High Yield Bond Fund” to “Credit Suisse High Yield Credit Fund.” The Fund’s common shares are traded on the NYSE American under the symbol “DHY.” The Fund’s principal office is located at 1285 Avenue of the Americas, New York, New York, 10019 and its telephone number is
1-800-295-1232.
The following provides information about the Fund’s outstanding shares as of March 27, 2026:

Title of Class	Amount Authorized	Amount Held by the Fund or for Its Account	Exclusive of Amount Held by the Fund or for Its Account

Common Shares	Unlimited	0	103,609,624

Reference Rate Replacement Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Reference Rate Replacement Risk
The Fund may be exposed to financial instruments that recently transitioned from, or continue to be tied to, the London Interbank Offered Rate (“LIBOR”) to determine payment obligations, financing terms, hedging strategies or investment value.
The United Kingdom’s Financial Conduct Authority (“FCA”), which regulates LIBOR, has ceased publishing all LIBOR settings. In April 2023, however, the FCA announced that some USD LIBOR settings would continue to be published under a synthetic methodology until September 30, 2024 for certain legacy contracts. After September 30, 2024, the remaining synthetic LIBOR settings ceased to be published, and all LIBOR settings have permanently ceased. The Secured Overnight Financing Rate (“SOFR”) is a broad measure of the cost of borrowing cash overnight collateralized by U.S. Treasury securities in the repurchase agreement (“repo”) market and has been used increasingly on a voluntary basis in new instruments and transactions. Under U.S. regulations that implement a statutory fallback mechanism to replace LIBOR, benchmark rates based on SOFR have replaced LIBOR in certain financial contracts.
Neither the effect of the LIBOR transition process nor its ultimate success can yet be known. While some existing LIBOR-based instruments may contemplate a scenario where LIBOR is no longer available by providing for an alternative rate-setting methodology, there may be significant uncertainty regarding the effectiveness of any such alternative methodologies to replicate LIBOR. Not all existing LIBOR-based instruments may have alternative rate-setting provisions and there remains uncertainty regarding the willingness and ability of issuers to add alternative rate-setting provisions in certain existing instruments. Parties to contracts, securities or other instruments using LIBOR may disagree on transition rates or the application of transition regulation, potentially resulting in uncertainty of performance and the possibility of litigation. The Fund may have instruments linked to other interbank offered rates that may also cease to be published in the future.

Special Risks for Holders of Rights [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Special Risks for Holders of Rights
There is a risk that performance of the Fund may result in the Shares purchasable upon exercise of the rights being less attractive to investors at the conclusion of the subscription period. This may reduce or eliminate the value of the rights. Investors who receive rights may find that there is no market to sell rights they do not wish to exercise. If investors exercise only a portion of the rights, Shares may trade at less favorable prices than larger offerings for similar securities.
For additional information about the risks that may be associated with an investment in the Fund, see “Other Investment Practices” in the SAI.

Business Contact [Member]
Cover [Abstract]
Entity Address, Address Line One		1285 Avenue of the Americas
Entity Address, City or Town		New York
Entity Address, State or Province		NY
Entity Address, Postal Zip Code		10019
Contact Personnel Name		Omar Tariq
Common Shares [Member]
Other Annual Expenses [Abstract]
Basis of Transaction Fees, Note [Text Block]		as a percentage of average net assets attributable to the Fund’s common shares
General Description of Registrant [Abstract]
Lowest Price or Bid			$ 1.99	$ 2.03	$ 2.03	$ 1.9	$ 2.1	$ 2.02	$ 2.01	$ 1.94	$ 1.82
Highest Price or Bid			2.08	2.13	2.15	2.18	2.23	2.27	2.1	2.06	2.02
Lowest Price or Bid, NAV			2.09	2.13	2.14	2.08	2.19	2.19	2.16	2.15	2.03
Highest Price or Bid, NAV			$ 2.14	$ 2.18	$ 2.19	$ 2.22	$ 2.23	$ 2.24	$ 2.21	$ 2.2	$ 2.19
Highest Price or Bid, Premium (Discount) to NAV [Percent]			(2.35%)	(1.40%)	(1.38%)	(0.46%)	0.91%	1.34%	(4.98%)	(5.50%)	(5.31%)
Lowest Price or Bid, Premium (Discount) to NAV [Percent]			(5.69%)	(4.69%)	(5.14%)	(8.65%)	(4.52%)	(7.72%)	(7.37%)	(11.01%)	(10.60%)
Share Price		$ 1.84
NAV Per Share		$ 1.99
Latest Premium (Discount) to NAV [Percent]		7.54%
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Title [Text Block]		Common Shares
Outstanding Security, Held [Shares]		0
Outstanding Security, Not Held [Shares]		103,609,624

[1]	If the Shares are sold to or through underwriters, the Prospectus Supplement will set forth any applicable sales load, which may be lower than 3.00%, and the estimated offering expenses.
[2]	The Fund bears ongoing expenses associated with the Plan which are included in “Other Expenses.” There is no service fee payable by Plan participants for dividend reinvestments; however, shareholders are subject to other transaction costs associated with the Plan. Actual costs will vary for each participant depending on the return and number of transactions made. For Plan participants that elect to make voluntary cash purchases, Plan participants must pay a service fee of $5.00 per transaction. Plan participants will also be charged a pro rata share of the brokerage commissions for all open market purchases ($0.03 per share as of October 2025). In addition, if a Plan participant elects by written notice to the Plan administrator to have the plan administrator sell part or all of the shares held by the Plan administrator in the participant’s account and remit the proceeds to the participant, the participant will also be charged a service fee of $5.00 for each sale and brokerage commissions of $0.03 per share (as of October 2025). See “Dividend Reinvestment and Cash Purchase Plan.”
[3]	See “Management of the Fund—Investment Adviser.” UBS AM (Americas) receives from the Fund, as compensation for its advisory services, a fee, computed and payable monthly at an annualized rate of 1.00% of the first $250 million of the average weekly value of the Fund’s total assets minus the sum of liabilities (other than aggregate indebtedness constituting leverage) and 0.75% of the average weekly value of the Fund’s total assets minus the sum of liabilities (other than aggregate indebtedness constituting leverage) greater than $250 million.
[4]	The Fund currently borrows under the Credit Agreement, the costs of which are borne by holders of Shares of the Fund.
[5]	“Other Expenses” are based on estimated amounts for the current fiscal year.